Intangible Assets (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Net Excluding Goodwill	$ 138,336,945	$ 94,451,063
2014 [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Net Excluding Goodwill	16,366,722
2015 [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Net Excluding Goodwill	16,366,722
2016 [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Net Excluding Goodwill	16,270,559
2017 [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Net Excluding Goodwill	16,239,427
2018 [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Net Excluding Goodwill	16,239,427
Thereafter [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Net Excluding Goodwill	$ 56,854,088